Post-Employment Benefits - Summary of defined contributions and other plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	$ 151	$ 128	$ 116
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	27	21	20
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	$ 124	$ 107	$ 96